Mineral Rights and Properties (Details)	3 Months Ended
Mar. 31, 2025
Mineral Rights and Properties (Details) [Line Items]
Owned by adventus percentage	98.70%
Copper-Gold [Member]
Mineral Rights and Properties (Details) [Line Items]
Owned by adventus percentage	75.00%